Property, plant and equipment - Summary of Depreciation expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	€ 2,103	€ 1,797	€ 2,058
Research and development expenses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	1,503	1,315	1,757
General and administrative expenses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	€ 600	€ 482	€ 301